Borrowings (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AUD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance leases										$ 9,000,000	$ 15,000,000
Total borrowings (note 35)			$ 2,033,000,000	$ 2,050,000,000	$ 2,268,000,000	$ 2,033,000,000				2,050,000,000	2,268,000,000
Current portion of borrowings (note 36)						(734,000,000)				(139,000,000)	(38,000,000)
Total non-current borrowings (note 36)						1,299,000,000				1,911,000,000	2,230,000,000
Undrawn facilities						1,752,000,000				1,788,000,000	1,515,000,000
Opening balance			2,050,000,000	2,268,000,000	2,178,000,000
Proceeds from borrowings			168,000,000	753,000,000	815,000,000
Repayment of borrowings			(123,000,000)	(967,000,000)	(767,000,000)
Finance costs paid on borrowings			(122,000,000)	(117,000,000)	(125,000,000)
Deferred loan fees			(7,000,000)	0	0
Interest charged to the income statement			127,000,000	127,000,000	130,000,000
Reclassification of finance leases to lease liabilities			(60,000,000)	0	0
Translation			0	(14,000,000)	37,000,000
Closing balance			2,033,000,000	2,050,000,000	2,268,000,000
Finance costs paid on borrowings			122,000,000	117,000,000	125,000,000
Capitalised finance cost			(6,000,000)	0	0
Commitment fees, utilisation fees and other borrowing costs			12,000,000	13,000,000	13,000,000
Total finance costs paid			128,000,000	130,000,000	138,000,000
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			1,893,000,000	1,896,000,000	1,807,000,000	1,893,000,000				1,896,000,000	1,807,000,000
Opening balance			1,896,000,000	1,807,000,000
Closing balance			1,893,000,000	1,896,000,000	1,807,000,000
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			21,000,000	48,000,000	221,000,000	21,000,000				48,000,000	221,000,000
Opening balance			48,000,000	221,000,000
Closing balance			21,000,000	48,000,000	221,000,000
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			72,000,000	75,000,000	237,000,000	72,000,000				75,000,000	237,000,000
Opening balance			75,000,000	237,000,000
Closing balance			72,000,000	75,000,000	237,000,000
Tanzanian shilling
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			47,000,000	29,000,000	0	47,000,000				29,000,000	0
Opening balance			29,000,000	0
Closing balance			47,000,000	29,000,000	0
Brazilian real
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			0	2,000,000	3,000,000	0				2,000,000	3,000,000
Opening balance			2,000,000	3,000,000
Closing balance			0	2,000,000	3,000,000
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			734,000,000	139,000,000	38,000,000	734,000,000				139,000,000	38,000,000
Opening balance			139,000,000	38,000,000
Closing balance			734,000,000	139,000,000	38,000,000
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			110,000,000	734,000,000	219,000,000	110,000,000				734,000,000	219,000,000
Opening balance			734,000,000	219,000,000
Closing balance			110,000,000	734,000,000	219,000,000
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			898,000,000	860,000,000	1,687,000,000	898,000,000				860,000,000	1,687,000,000
Opening balance			860,000,000	1,687,000,000
Closing balance			898,000,000	860,000,000	1,687,000,000
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			291,000,000	317,000,000	324,000,000	$ 291,000,000				317,000,000	324,000,000
Opening balance			317,000,000	324,000,000
Closing balance			$ 291,000,000	$ 317,000,000	$ 324,000,000
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Interest rate						5.125%	5.125%	5.125%
Face amount of facility						$ 750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Interest rate						5.375%	5.375%	5.375%
Face amount of facility						$ 700,000,000
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Interest rate						6.50%	6.50%	6.50%
Face amount of facility						$ 300,000,000
Term of facility			30 years
Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						0				0	965,000,000
Face amount of facility						1,000,000,000
Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						0				0	226,000,000
Face amount of facility								$ 500,000,000.0
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 179,000,000				174,000,000	146,000,000
Face amount of facility | R							R 2,500,000,000.0
Syndicated revolving credit facility (R2.5bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.80%	1.80%	1.80%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R							R 1,400,000,000.0
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.65%	1.65%	1.65%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 0				35,000,000	0
Face amount of facility | R							R 1,000,000,000
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.30%	1.30%	1.30%
Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 65,000,000					$ 65,000,000.000
Term of facility	3 years
Siguiri revolving credit facilities ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	8.00%					8.00%	8.00%	8.00%
Revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 40,000,000				57,000,000	0
Face amount of facility						150,000,000.000			$ 150,000,000
Capped amount, Tanzanian Shilling Facility						$ 45,000,000.000
Tanzanian Shilling Components of Unsecured $150m MutiCurrency Facility
Disclosure of detailed information about borrowings [line items]
Interest rate						12.50%	12.50%	12.50%
Capped amount, Tanzanian Shilling Facility									$ 45,000,000
US Dollar Components of Unsecured $150m MutiCurrency Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						6.70%	6.70%	6.70%	6.70%
Other | Average
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						4.50%	4.50%	4.50%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 1,379,000,000				1,400,000,000	0
Face amount of facility		$ 1,400,000,000.0				$ 1,400,000,000.0
Term of facility		5 years
Capped amount, Australian dollar Facility		$ 500,000,000						$ 500,000,000.0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.45%	1.45%	1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.45%	1.45%	1.45%
Revolving credit facilities ($100m)
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 0				0	85,000,000
Face amount of facility						$ 100,000,000.0
Turbine Square Two (Pty) Limited
Disclosure of detailed information about borrowings [line items]
Finance leases										9,000,000	15,000,000
Interest rate						9.80%	9.80%	9.80%
Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Finance leases										48,000,000	58,000,000
Interest rate						6.75%	6.75%	6.75%
Australian Gas Pipeline | Australian Gas Pipeline One
Disclosure of detailed information about borrowings [line items]
Term of facility			10 years
Australian Gas Pipeline | Australian Gas Pipeline Two
Disclosure of detailed information about borrowings [line items]
Term of facility			12 years
Other
Disclosure of detailed information about borrowings [line items]
Finance leases										4,000,000	5,000,000
Other | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						14.70%	14.70%	14.70%
Syndicated revolving credit facility (R1.4bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						$ 100,000,000				70,000,000	32,000,000
FirstRand Bank Limited (R750m) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn facilities						54,000,000				52,000,000	61,000,000
Face amount of facility | R							R 750,000,000.000
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						762,000,000				761,000,000	759,000,000
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						1,003,000,000				1,002,000,000	1,001,000,000
Debt carried at amortised cost | Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				0	32,000,000
Debt carried at amortised cost | Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				0	163,000,000
Debt carried at amortised cost | Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				0	56,000,000
Debt carried at amortised cost | Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				28,000,000	81,000,000
Debt carried at amortised cost | Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						72,000,000				35,000,000	81,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						67,000,000				0	0
Debt carried at amortised cost | Revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						114,000,000				60,000,000	0
Debt carried at amortised cost | Other
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				0	1,000,000
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						15,000,000				0	0
Debt carried at amortised cost | Revolving credit facilities ($100m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						$ 0				$ 103,000,000	$ 16,000,000